Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Beginning Balance at Dec. 31, 2016	$ (245,182)	$ 0	$ 731,920	$ (948,339)	$ (28,763)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(410,199)			(410,199)
Foreign currency translation adjustment	3,155				3,155
Unrealized loss on marketable securities	(1,693)				(1,693)
Stock-based compensation	1,544		1,577	(33)
Return of capital to Vivint Smart Home, Inc.	(1,151)		(1,151)
Ending Balance at Dec. 31, 2017	(653,526)	0	732,346	(1,358,571)	(27,301)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(467,914)			(467,914)
Foreign currency translation adjustment	(2,218)				(2,218)
Unrealized loss on marketable securities	0
Stock-based compensation	2,416		2,416
Return of capital to Vivint Smart Home, Inc.	(3,129)		(3,129)
Capital contribution	4,700		4,700
Ending Balance at Dec. 31, 2018	(1,396,601)	0	736,333	(2,104,097)	(28,837)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss	(395,756)			(395,756)
Foreign currency translation adjustment	1,371				1,371
Unrealized loss on marketable securities	0
Stock-based compensation	4,241		4,241	0
Return of capital to Vivint Smart Home, Inc.	(7,361)		(7,361)
Capital contribution	4,700		4,700
Ending Balance at Dec. 31, 2019	$ (1,789,322)	$ 0	$ 737,913	$ (2,499,769)	$ (27,466)